UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EMERGING MARKETS FUND - 3RD QUARTER REPORT - PERIOD ENDED
FEBRUARY 28, 2005

[LOGO OF USAA]
   USAA(R)

                    USAA EMERGING
                          MARKETS Fund

                                         [GRAPHIC OF USAA EMERGING MARKETS FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
     FEBRUARY 28, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                          MARKET
      NUMBER                                                                               VALUE
   OF SHARES    SECURITY                                                                   (000)
------------------------------------------------------------------------------------------------
                STOCKS (93.7%)

                BERMUDA (0.2%)
   1,247,000    Brilliance China Automotive Holdings Ltd.
                  (Auto Parts & Equipment)                                              $    272
                                                                                        --------
                BRAZIL (10.1%)
      29,580    Banco Bradesco S.A. (Preferred) (Diversified Banks)                          937
       1,091    Banco Bradesco S.A. (Preferred) (Diversified Banks)*                          34
       7,480    Banco Itau S.A. ADR (Preferred) (Diversified Banks)(b)                       648
      33,790    Brasil Telecom Participacoes S.A. ADR (Preferred)
                  (Integrated Telecommunication Services)                                  1,149
  45,754,100    Companhia Energetica de Minas Gerais (CEMIG)
                  (Preferred) (Electric Utilities)                                         1,191
  14,822,900    Companhia Paranaense de Energia-Copel (Electric Utilities)                    65
 178,997,700    Companhia Paranaense de Energia-Copel (Preferred)
                  (Electric Utilities)                                                       982
  12,690,300    Companhia de Saneamento Basico do Estado de Sao Paulo
                  (SABESP) (Water Utilities)                                                 770
      27,900    Companhia de Saneamento Basico do Estado de Sao Paulo
                  (SABESP) ADR (Water Utilities)                                             421
   7,977,500    Companhia de Tecidos Norte de Minas (Preferred) (Textiles)                   805
   9,851,100    Duratex S.A. (Preferred) (Building Products)                                 465
      38,774    Embraer Empresa Brasileira de Aeronautica S.A. ADR
                  (Preferred) (Aerospace & Defense)                                        1,309
      34,800    Grendene S.A. (Footwear)*                                                    387
      76,526    Petroleo Brasileiro S.A. ADR (Integrated Oil & Gas)                        3,734
      38,000    Telecomunicacoes Brasileiras S.A. ADR (Preferred)
                  (Integrated Telecommunication Services)                                  1,176
  27,053,400    Telecomunicacoes FIA (Preferred)
                  (Integrated Telecommunication Services)                                    566
      15,700    Telemar Norte Leste S.A.
                  (Integrated Telecommunication Services)                                    425
 430,770,600    Telemig Celular S.A. (Preferred)
                  (WirelessTelecommunication Services)                                       651
      17,079    Tim Participacoes S.A. ADR (Preferred)
                  (WirelessTelecommunication Services)                                       279
                                                                                        --------
                                                                                          15,994
                                                                                        --------
                CAYMAN ISLANDS (0.1%)
     302,000    Foxconn International Holdings Ltd.
                  (Communications Equipment)*                                                155
                                                                                        --------
                CHILE (0.4%)
      16,000    Banco Santander Chile S.A. ADR (Diversified Banks)                           564
                                                                                        --------
                CHINA (2.6%)
   1,295,700    China Telecom Corp. Ltd. "H"
                  (Integrated Telecommunication Services)                                    498
   2,500,400    Denway Motors Ltd. (Automobile Manufacturers)                                970
   4,139,500    Huadian Power International Corp. Ltd. "H"
                  (Electric Utilities)                                                     1,261
     465,800    Huaneng Power International, Inc. "H"
                  (Electric Utilities)                                                       361
   1,852,000    Qingling Motors Co. Ltd. "H" (Automobile Manufacturers)                      304
   2,487,000    Sinopec Yizheng Chemical Fibre Co. Ltd. "H"
                  (Specialty Chemicals)                                                      513
     500,000    Sinotrans Ltd. "H" (Air Freight & Logistics)                                 170
                                                                                        --------
                                                                                           4,077
                                                                                        --------
                CROATIA (0.4%)
      44,300    Pliva d.d. GDR (Pharmaceuticals)                                             660
                                                                                        --------
                EGYPT (0.4%)
      72,000    Commercial International Bank S.A.E. GDR (Diversified Banks)                 603
                                                                                        --------
                HONG KONG (3.8%)
     138,000    Beijing Enterprises Holdings Ltd. (Packaged Foods & Meat)                    202
   1,147,900    China Mobile Ltd. (Wireless Telecommunication Services)                    3,746
     671,100    China Resources Enterprise Ltd. (Industrial Conglomerates)                   955
     479,300    Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)               1,082
                                                                                        --------
                                                                                           5,985
                                                                                        --------

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                   (continued)

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                          MARKET
      NUMBER                                                                               VALUE
   OF SHARES    SECURITY                                                                   (000)
------------------------------------------------------------------------------------------------
                HUNGARY (1.8%)
       8,391    Gedeon Richter Rt. (Pharmaceuticals)                                    $  1,288
     295,700    Magyar Tavkozlesi Rt. (Integrated Telecommunication Services)              1,541
                                                                                        --------
                                                                                           2,829
                                                                                        --------
                INDIA (8.2%)
      94,100    Dr. Reddy's Laboratories Ltd. ADR (Pharmaceuticals)                        1,658
      43,000    Gail India Ltd. GDR
                  (Oil & Gas Refining & Marketing & Transportation)                        1,425
      47,600    Hindalco Industries Ltd. GDR (Aluminum)                                    1,545
      60,700    ICICI Bank Ltd. ADR (Diversified Banks)(b)                                 1,375
     288,650    Mahanagar Telephone Nigam Ltd. ADR
                  (Integrated Telecommunication Services)                                  1,971
     130,657    Reliance Industries Ltd. GDR (Diversified Chemicals)                       3,423
      38,100    State Bank of India Ltd. GDR (Diversified Banks)                           1,707
                                                                                        --------
                                                                                          13,104
                                                                                        --------
                INDONESIA (2.2%)
     394,700    Astra Agro Lestari Tbk (Agricultural Products)                               132
   2,766,300    PT Bank Mandiri Tbk (Regional Banks)                                         541
     544,500    PT Gudang Garam Tbk (Tobacco)                                                906
   8,817,200    PT Indofood Sukses Makmur Tbk (Packaged Foods & Meat)                        886
   2,215,300    PT Telekomunikasi Indonesia Tbk
                  (Integrated Telecommunication Services)                                  1,059
                                                                                        --------
                                                                                           3,524
                                                                                        --------
                ISRAEL (0.7%)
     162,500    Bank Hapoalim Ltd. (Diversified Banks)                                       591
     208,600    Super-Sol Ltd. (Food Retail)*                                                586
                                                                                        --------
                                                                                           1,177
                                                                                        --------
                KOREA (18.6%)
         454    Cheil Communications Inc. (Advertising)                                       75
      11,780    Cheil Jedang Corp. (Packaged Foods & Meat)                                   834
      13,170    Hyundai Department Store Co. (Department Stores)                             625
      32,350    Hyundai Development Co. (Homebuilding)                                       576
      25,170    Hyundai Motor Co. Ltd. (Automobile Manufacturers)                          1,455
      22,200    INI Steel Co. (Steel)                                                        444
      90,270    Industrial Bank of Korea (Consumer Finance)                                  788
      91,000    KT Corp. ADR (Integrated Telecommunication Services)                       2,112
     125,043    Kangwon Land Inc. (Casinos & Gaming)                                       1,611
      67,840    Kia Motors Corp. (Automobile Manufacturers)                                  962
      50,620    Kookmin Bank (Diversified Banks)                                           2,345
       4,300    Kookmin Bank ADR (Diversified Banks)*                                        198
     119,260    Korea Electric Power Corp. (Electric Utilities)                            3,275
      13,500    Korea Electric Power Corp. ADR (Electric Utilities)                          189
      33,200    Kumho Tire Co. Ltd. (Tires & Rubber)(g)*                                     247
      27,420    LG Chem Ltd. (Diversified Chemicals)                                       1,287
       9,060    LG Electronics Investment Ltd.
                  (Electrical Components & Equipment)                                        715
      21,630    LG Household & Health Care Ltd. (Household Products)                         732
       5,800    POSCO (Steel)                                                              1,283
      10,400    POSCO ADR (Steel)                                                            564
       4,400    SK Telecom Co. Ltd. (Wireless Telecommunication Services)                    795
      34,300    SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)                731
      26,390    Samsung Corp. (Trading Companies & Distributors)                             421
      64,870    Samsung Electro Mechanics Co. Ltd. (Communications Equipment)              1,846
       6,052    Samsung Electronics Co. Ltd. (Semiconductors)                              3,185
      16,450    Samsung Fire & Marine Insurance Co. Ltd. (Multi-Line Insurance)            1,347
       8,200    Samsung SDI Co. Ltd. (Computer Storage & Peripherals)                      1,011
                                                                                        --------
                                                                                          29,653
                                                                                        --------

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                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                          MARKET
      NUMBER                                                                               VALUE
   OF SHARES    SECURITY                                                                   (000)
------------------------------------------------------------------------------------------------
                MALAYSIA (3.7%)
    149,400     Commerce Asset-Holding Berhad (Diversified Banks)                       $    183
    847,500     Gamuda Berhad (Construction & Engineering)                                 1,204
    253,200     Genting Berhad (Casinos & Gaming)                                          1,306
    318,600     Kuala Lumpur Kepong Berhad (Agricultural Products)                           541
    158,000     MK Land Holdings Berhad (Real Estate Management & Development)                83
    147,100     Proton Holdings Berhad (Automobile Manufacturers)                            323
    259,400     Resorts World Berhad (Hotels, Resorts, & Cruise Lines)                       690
  1,003,200     Sime Darby Berhad (Multi-Sector Holdings)                                  1,584
                                                                                        --------
                                                                                           5,914
                                                                                        --------
                MEXICO (7.1%)
        111     Cemex S.A. de C.V. ADR (Construction Materials)                                4
    142,401     Cemex S.A. de C.V. CPO (Construction Materials)                            1,140
     91,100     Coca Cola Femsa S.A. de C.V. ADR (Soft Drinks)                             2,341
  1,147,300     Controladora Comercial Mexicana S.A. de C.V.
                   (UBC) "B" (Food Retail)                                                 1,256
  1,399,733     Desc S.A. de C.V. ADR "B" (Industrial Conglomerates)*                        410
     17,000     Embotelladoras Arca S.A. (Soft Drinks)                                        37
    439,700     Grupo Continental S.A. (Soft Drinks)                                         797
    422,000     Kimberly-Clark de Mexico S.A. de C.V. "A" (Household Products)             1,402
    101,400     Telefonos de Mexico S.A. de C.V. ADR "L"
                   (Integrated Telecommunication Services)                                 3,976
                                                                                        --------
                                                                                          11,363
                                                                                        --------
                PHILIPPINES (0.7%)
  1,092,600     ABS-CBN Broadcasting Corp. PDR (Broadcasting & Cable TV)                     350
    444,540     Bank of the Philippine Islands (Diversified Banks)                           472
    374,200     Manila Electric Co. "B" (Construction & Engineering)*                        212
                                                                                        --------
                                                                                           1,034
                                                                                        --------
                POLAND (1.8%)
      2,761     Bank Przemyslowo-Handlowy PBK S.A. (Diversified Banks)                       503
     73,900     KGHM Polska Miedz S.A. (Diversified Metals & Mining)*                        831
     53,500     Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)*              510
    136,857     Telekomunikacja Polska S.A.
                   (Integrated Telecommunication Services)                                 1,063
                                                                                        --------
                                                                                           2,907
                                                                                        --------
                RUSSIA (2.4%)
     22,100     LUKoil Holdings ADR (Integrated Oil & Gas)                                 3,088
     21,200     OAO Gazprom ADR (Integrated Oil & Gas)(b)                                    775
                                                                                        --------
                                                                                           3,863
                                                                                        --------
                SOUTH AFRICA (11.2%)
    189,000     Alexander Forbes Ltd. (Other Diversified Financial Services)                 380
      7,522     Anglo American Platinum Corp. (Precious Metals & Minerals)                   299
    419,784     Aveng Ltd. (Building Products)                                               870
     97,402     Bidvest Group Ltd. (Industrial Conglomerates)                              1,271
    366,200     Illovo Sugar Ltd. (Packaged Foods & Meat)                                    540
     20,233     Impala Platinum Holdings Ltd. (Precious Metals & Minerals)                 1,784
     14,610     Imperial Holdings Ltd. (Trucking)*                                           267
    613,393     Nampak Ltd. (Paper Packaging)                                              1,705
    254,921     Nedcor Ltd. (Diversified Banks)                                            3,521
    349,700     Network Healthcare Holdings Ltd. (Health Care Facilities)                    305
     87,500     SASOL Ltd. (Integrated Oil & Gas)                                          2,205
    316,900     Sanlam Ltd. (Life & Health Insurance)                                        730
    163,853     Sappi Ltd. (Paper Products)                                                2,221
    187,300     Shoprite Holdings Ltd. (Food Retail)                                         458
    414,487     Steinhoff International Holdings Ltd. (Home Furnishings)                     975
     34,500     Tongaat-Hulett Group Ltd. (Agricultural Products)                            357
                                                                                        --------
                                                                                          17,888
                                                                                        --------

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                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                          MARKET
      NUMBER                                                                               VALUE
   OF SHARES    SECURITY                                                                   (000)
------------------------------------------------------------------------------------------------
                TAIWAN (12.9%)
     474,949    Accton Technology Corp. (Communications Equipment)*                     $    226
     737,000    Advanced Semiconductor Engineering, Inc.
                   (Semiconductor Equipment)*                                                581
     524,112    Asustek Computer, Inc. (Computer Storage & Peripherals)                    1,501
     779,000    Benq Corp. (Communications Equipment)                                        870
     673,000    China Motor Corp. Ltd. (Automobile Manufacturers)                            873
      12,000    Chunghwa Telecom Co. Ltd. ADR
                   (Integrated Telecommunication Services)                                   262
   2,460,495    Compal Electronics, Inc. (Computer Hardware)                               2,368
      16,074    Compal Electronics, Inc. GDR (Computer Hardware)(b)                           80
     382,560    Delta Electronics, Inc. (Electronic Equipment Manufacturers)                 671
     341,640    Elan Microelectronics Corp. (Semiconductor Equipment)                        213
   1,505,000    First Financial Holding Co. Ltd. (Diversified Banks)*                      1,303
     598,000    Nien Hsing Textile Co. Ltd. (Textiles)                                       589
     317,000    President Chain Store Corp. (Food Retail)                                    536
   1,120,463    Quanta Computer, Inc. (Computer Hardware)                                  2,001
   2,522,639    SinoPac Holdings Co. (Diversified Banks)                                   1,559
     838,720    Taiwan Cellular Corp. (Wireless Telecommunication Services)                  904
   6,212,065    United Microelectronics Corp. (Semiconductors)*                            4,159
      81,000    United Microelectronics Corp. ADR (Semiconductors)*                          299
   4,177,440    Yageo Corp. (Electrical Components & Equipment)*                           1,607
                                                                                        --------
                                                                                          20,602
                                                                                        --------
                THAILAND (2.5%)
     126,400    C.P. 7-Eleven Public Co. Ltd. (General Merchandise Stores)                   212
   3,538,100    Charoen Pokphand Foods Public Co. Ltd. (Agricultural Products)               340
     328,200    Delta Electronics Public Co. Ltd.
                   (Electrical Components & Equipment)*                                      177
     607,300    Kasikornbank Public Co. Ltd. (Diversified Banks)*                          1,040
   3,692,500    Krung Thai Bank Public Co. Ltd. (Regional Banks)                             965
     697,700    Siam Commercial Bank Public Co. Ltd. (Diversified Banks)                     971
     225,200    Siam Makro Public Co. Ltd. (General Merchandise Stores)                      306
                                                                                        --------
                                                                                           4,011
                                                                                        --------
                TURKEY (0.8%)
      99,101    Tupras-Turkiye Petrol Rafinerileri A.S.
                   (Oil & Gas Refining & Marketing & Transportation)                       1,318
                                                                                        --------

                UNITED KINGDOM (1.1%)
     622,149    Old Mutual plc (Multi-Line Insurance)                                      1,697
                                                                                        --------
                Total stocks (cost: $117,704)                                            149,194
                                                                                        --------

                MONEY MARKET INSTRUMENTS (4.5%)

                MONEY MARKET FUNDS(c)
    1,186,575   SSgA Money Market Fund, 2.20%                                              1,187
    5,912,813   SSgA Prime Money Market Fund, 2.39%                                        5,913
                                                                                        --------
                Total money market instruments (cost: $7,100)                              7,100
                                                                                        --------

    PRINCIPAL
       AMOUNT
        (000)
-------------
                SHORT-TERM INVESTMENTS PURCHASED WITH CASH
                COLLATERAL FROM SECURITIES LOANED (1.4%)(a)

                REPURCHASE AGREEMENT (1.2%)(d)
      $2,000    CS First Boston LLC, 2.62%, acquired on 2/28/2005
                   and due 3/01/2005 at $2,000 (collateralized by
                   $2,050 of Freddie Mac Discount Notes(f), 2.90%
                   (e), due 4/5/2005; market value $2,045)                                 2,000
                                                                                        --------

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                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                          MARKET
      NUMBER                                                                               VALUE
   OF SHARES    SECURITY                                                                   (000)
------------------------------------------------------------------------------------------------
                MONEY MARKET FUNDS (0.2%)(c)
     240,378    AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.42%            $    240
      10,635    Merrill Lynch Premier Institutional Fund, 2.35%                               11
                                                                                        --------
                                                                                             251
                                                                                        --------

                Total short-term investments purchased with cash
                   collateral from securities loaned (cost: $2,251)                        2,251
                                                                                        --------

                TOTAL INVESTMENTS (COST: $127,055)                                      $158,545
                                                                                        ========

6

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           to Portfolio of INVESTMENTS

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

    USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund).

    A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

       1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

       2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

       3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

       4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

       5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

    B. As of February 28, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2005, were $32,742,000 and $1,252,000, respectively, resulting in net unrealized appreciation of $31,490,000.

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           to Portfolio of INVESTMENTS
           (continued)

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2005 (UNAUDITED)

    C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $159,210,000 at February 28, 2005, and, in total, may not equal 100%.

    D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    E. CPO - Certificate of ordinary participation.

    F. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    G. PDR - Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

    (a) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

    (b) The security or a portion thereof was out on loan as of February 28, 2005. The aggregate fair market value of these securities as of February 28, 2005, was approximately $2,206,000.

    (c) Rate represents the money market fund annualized seven-day yield at February 28, 2005.

    (d) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

    (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

    (f) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

    (g) Security was fair valued at February 28, 2005, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

    * Non-income-producing security for the 12 months preceding February 28, 2005.

8

 N O T E S
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

                     TRUSTEES       Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Laura T. Starks, Ph.D.
                                    Richard A. Zucker

               ADMINISTRATOR,       USAA Investment Management Company
          INVESTMENT ADVISER,       P.O. Box 659453
                 UNDERWRITER,       San Antonio, Texas 78265-9825
              AND DISTRIBUTOR

               TRANSFER AGENT       USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                    CUSTODIAN       State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                  INDEPENDENT       Ernst & Young LLP
            REGISTERED PUBLIC       100 West Houston St., Suite 1900
              ACCOUNTING FIRM       San Antonio, Texas 78205

                    TELEPHONE       Call toll free - Central time
             ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8:30 a.m. to 5 p.m.
                                    Sunday, 10:30 a.m. to 7 p.m.

               FOR ADDITIONAL       (800) 531-8181
            INFORMATION ABOUT       For account servicing, exchanges,
                 MUTUAL FUNDS       or redemptions
                                    (800) 531-8448

              RECORDED MUTUAL       24-hour service (from any phone)
            FUND PRICE QUOTES       (800) 531-8066

                  MUTUAL FUND       (from touch-tone phones only)
               USAA TOUCHLINE       For account balance, last transaction, fund
                                    prices, or to exchange or redeem fund shares
                                    (800) 531-8777

              INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48477-0405                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    APRIL 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.